Joint Ventures - Assets, Liabilities, Revenue and Expenses from Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current assets	$ 6,991,509	$ 4,586,095
Non-current assets	3,827,592	2,594,106
Current liabilities	3,051,547	991,709
Non-current liabilities	2,835,553	2,972,521
Revenue	10,710,578	2,862,315	$ 1,817,191
Net income (loss)	3,914,284	592,205	168,359
Other comprehensive income	14,291	(37,993)	19,266
Comprehensive income	3,928,575	554,212	187,625
Sichuan SQM Migao Chemical Fertilizers Co Ltd.
Statement [Line Items]
Current assets			29,507
Non-current assets			4,412
Current liabilities			14,156
Revenue			9
Net income (loss)			(562)
Comprehensive income			(562)
SQM Vitas Fzco.
Statement [Line Items]
Current assets	9,618	9,606	496
Non-current assets			20,431
Current liabilities	49	215	496
Non-current liabilities	0	0
Revenue	0	0
Net income (loss)	165	159	4,019
Other comprehensive income	0	0
Comprehensive income	165	159	4,019
SQM Vitas Brasil Agroindustria
Statement [Line Items]
Current assets	73,045	73,500	40,064
Non-current assets	6,111	4,846	5,527
Current liabilities	45,894	68,794	33,410
Non-current liabilities	0	0
Revenue	162,026	103,335	78,960
Net income (loss)	11,670	9,165	2,036
Other comprehensive income	602	(858)	(2,938)
Comprehensive income	12,272	8,307	(902)
SQM Vitas Peru S.A.C.
Statement [Line Items]
Current assets	59,196	28,610	34,548
Non-current assets	7,285	7,347	7,928
Current liabilities	49,596	24,473	33,145
Non-current liabilities	117	828	1,080
Revenue	61,387	48,128	37,591
Net income (loss)	4,586	3,289	1,319
Other comprehensive income	0	0
Comprehensive income	4,586	3,289	1,319
Joint ventures
Statement [Line Items]
Current assets	155,452	128,505	115,686
Non-current assets	22,842	21,543	47,922
Current liabilities	111,454	112,206	93,300
Non-current liabilities	3,936	3,042	2,826
Revenue	241,479	171,062	132,518
Net income (loss)	14,712	12,096	6,596
Other comprehensive income	258	(1,418)	(2,207)
Comprehensive income	14,970	10,678	4,389
Pavoni & C. Spa
Statement [Line Items]
Current assets	11,516	12,885	10,645
Non-current assets	6,358	6,714	7,493
Current liabilities	8,853	11,226	9,270
Non-current liabilities	802	725	836
Revenue	18,066	19,599	15,958
Net income (loss)	939	347	16
Other comprehensive income	(344)	(634)	698
Comprehensive income	595	(287)	714
Covalent Lithium Pty Ltd.
Statement [Line Items]
Current assets	2,077	3,904	1,418
Non-current assets	3,088	2,636	2,131
Current liabilities	7,062	7,498	2,823
Non-current liabilities	3,017	1,489	910
Revenue	0	0
Net income (loss)	(2,648)	(864)	(232)
Other comprehensive income	0	74	33
Comprehensive income	$ (2,648)	$ (790)	$ (199)